UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Small-Cap Value Fund	March 31, 2015

T. Rowe Price Small-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 95.5%		
CONSUMER DISCRETIONARY 12.2%		
Auto Components 1.7%		
Dorman Products (1)	999,400	49,720
Drew Industries	874,400	53,810
Fuel Systems Solutions (1)	481,600	5,317
Modine Manufacturing (1)	1,294,200	17,433
Shiloh Industries (1)	712,796	10,008
Strattec Security (2)	207,453	15,318
		151,606
Distributors 0.7%		
Pool	674,600	47,060
Weyco Group (2)	537,218	16,063
		63,123
Diversified Consumer Services 0.7%		
American Public Education (1)	654,700	19,628
Apollo Education (1)	1,063,900	20,129
Ascent Capital Group (1)	170,062	6,770
Career Education (1)	2,406,200	12,103
National American University Holdings (2)	1,858,600	6,134
		64,764
Hotels, Restaurants & Leisure 0.6%		
Belmond (1)	799,300	9,815
Interval Leisure	620,693	16,268
Red Robin Gourmet Burgers (1)	284,800	24,778
		50,861
Household Durables 2.0%		
Cavco Industries (1)(2)	524,500	39,369
CSS Industries (2)	959,400	28,926
Dixie Group (1)(2)	1,274,200	11,532
Ethan Allen Interiors	1,068,900	29,544

Meritage (1)	801,900	39,004
New Home (1)	612,380	9,768
TRI Pointe Homes (1)	1,508,103	23,270
		181,413
Leisure Products 0.8%		
Black Diamond (1)	1,196,800	11,310
Brunswick	1,099,300	56,559
		67,869
Media 1.0%		
National Cinemedia	999,306	15,090
New Media Investment	1,678,702	40,171
Saga Communications (2)	509,700	22,702
Scholastic	172,502	7,062
		85,025
Multiline Retail 0.3%		
Fred's	1,499,100	25,620
		25,620
Specialty Retail 3.3%		
Aaron's (2)	3,871,900	109,614
Boot Barn Holdings (1)	449,700	10,757
Christopher & Banks (1)	1,448,700	8,055
Francesca's Holdings (1)	757,200	13,478
Haverty Furniture	899,400	22,377
Hibbett Sports (1)	319,800	15,689
Lumber Liquidators (1)	470,400	14,479
Monro Muffler Brake	349,800	22,755
Pier 1 Imports	2,615,700	36,567
Sportsman's Warehouse Holdings (1)	1,095,800	8,755
Stein Mart	1,543,948	19,222
Winmark	107,310	9,397
		291,145

Textiles, Apparel & Luxury Goods 1.1%		
Crocs (1)	1,286,800	15,197
Culp (2)	894,257	23,921
J.G. Boswell	27,431	19,888
Quiksilver (1)	2,917,700	5,398
Steven Madden (1)	711,275	27,028
Wolverine World Wide	299,800	10,028
		101,460
Total Consumer Discretionary		1,082,886
CONSUMER STAPLES 3.1%		
Beverages 0.4%		
Coca-Cola Bottling	329,200	37,219
		37,219
Food & Staples Retailing 1.3%		
PriceSmart	714,100	60,684
Spartannash	1,628,200	51,386
		112,070
Food Products 0.9%		
Pinnacle Foods	856,100	34,937
Post Holdings (1)	999,400	46,812
		81,749
Household Products 0.2%		
Oil-Dri (2)	569,600	19,167
		19,167
Tobacco 0.3%		
Vector Group	1,130,700	24,842
		24,842
Total Consumer Staples		275,047

ENERGY 2.8%		
Energy Equipment & Services 0.9%		
Atwood Oceanics	285,400	8,023
Bristow Group	300,500	16,362
C&J Energy Services (1)	404,000	4,497
CARBO Ceramics	227,088	6,928
Global Geophysical Services, Warrants, 1/2/24 (1)(3)	26,187	76
Gulf Island Fabrication	488,800	7,264
RPC	95,190	1,219
Tesco	1,575,600	17,915
TETRA Technologies (1)	2,188,300	13,524
US Silica Holdings	108,600	3,867
		79,675
Oil, Gas & Consumable Fuels 1.9%		
Bonanza Creek Energy (1)	343,100	8,461
Clayton Williams Energy (1)	234,731	11,884
Contango Oil & Gas (1)	125,780	2,767
Kelt Exploration (CAD) (1)	1,977,000	11,816
Matador Resources (1)	1,510,060	33,101
Oasis Petroleum (1)	1,807,300	25,700
Panhandle Oil & Gas	746,570	14,775
Parsley Energy (1)	1,163,400	18,591
PDC Energy (1)	555,300	30,008
Rosetta Resources (1)	762,697	12,981
		170,084
Total Energy		249,759
FINANCIALS 28.8%		
Banks 10.3%		
BankUnited	319,800	10,470
BBCN Bancorp	1,499,100	21,692
Blue Hills Bancorp (1)	833,500	11,019

Bridge Capital (1)	344,800	9,003
Burke & Herbert	8,285	16,611
Cobiz Financial (2)	2,773,300	34,167
Columbia Banking System	1,408,500	40,804
East West Bancorp	2,620,799	106,037
Farmers & Merchants Bank of Long Beach	3,147	18,850
Glacier Bancorp	2,301,700	57,888
Home Bancshares (2)	4,036,818	136,808
Independent Bank	179,000	6,965
National Bank Holdings, Class A (2)	1,873,800	35,246
Preferred Bank (2)	992,754	27,271
Sandy Spring Bancorp	956,000	25,076
Signature Bank (1)	550,700	71,360
SVB Financial Group (1)	797,400	101,302
Texas Capital Bancshares (1)	1,048,400	51,005
Washington Trust Bancorp	360,000	13,748
Western Alliance Bancorp (1)	1,842,400	54,609
Wintrust Financial	1,439,896	68,654
		918,585
Capital Markets 2.5%		
Ares Capital	2,395,400	41,129
Golub Capital	913,900	16,039
Hercules Technology Growth	1,459,300	19,671
Janus Capital Group	1,499,100	25,769
JMP, Partnership	988,012	8,279
Main Street Capital	558,700	17,264
Pennantpark Investment	87,210	789
Piper Jaffray (1)	389,800	20,449
Safeguard Scientifics (1)(2)	1,065,300	19,261
TCP Capital	749,500	12,007
TPG Specialty Lending	692,600	11,920
TriplePoint Venture Growth BDC	327,400	4,620
Waddell & Reed Financial, Class A	465,100	23,041
		220,238

Consumer Finance 0.3%		
Green Dot, Class A (1)	1,392,300	22,165
		22,165
Diversified Financial Services 0.3%		
Compass Diversified Holdings, Partnership	1,632,634	27,918
		27,918
Insurance 3.4%		
Assured Guaranty	1,214,883	32,061
Crawford, Class A	489,900	3,699
Crawford, Class B	188,078	1,625
Employers Holdings	849,500	22,928
Enstar (1)	92,700	13,150
Meadowbrook Insurance Group	1,998,700	16,989
National Interstate	979,200	27,496
ProAssurance (2)	2,863,600	131,468
RenaissanceRe Holdings	115,900	11,559
Safety Insurance Group	232,800	13,910
State Auto Financial	815,300	19,803
Stewart Information Services	233,433	9,487
		304,175
Real Estate Investment Trusts 9.8%		
Acadia Realty Trust, REIT	1,722,100	60,067
Associated Estates Realty, REIT	1,383,100	34,135
CatchMark Timber Trust, Class A, REIT	1,591,610	18,654
CBL & Associates Properties, REIT	1,049,300	20,776
Cedar Realty Trust, REIT	1,794,060	13,438
Corporate Office Properties Trust, REIT	756,100	22,214
Douglas Emmett, REIT	313,800	9,354
EastGroup Properties, REIT	448,800	26,991
First Potomac Realty Trust, REIT	2,492,400	29,635
Hannon Armstrong Sustainable Infrastructure	493,900	9,028
Hatteras Financial, REIT	1,978,800	35,935

Healthcare Realty Trust, REIT	671,292	18,648
Home Properties of New York, REIT	599,600	41,546
Kilroy Realty, REIT	851,100	64,828
Kite Realty Group Trust, REIT	1,267,900	35,717
LaSalle Hotel Properties, REIT	1,514,627	58,858
Pebblebrook Hotel Trust, REIT	828,300	38,574
Potlatch, REIT	999,400	40,016
PS Business Parks, REIT	322,000	26,739
Redwood Trust, REIT	2,830,900	50,588
Retail Opportunity Investments, REIT	628,900	11,509
Saul Centers, REIT	864,409	49,444
Strategic Hotels & Resorts, REIT (1)	2,835,700	35,248
Terreno Realty, REIT (2)	2,194,200	50,028
Urban Edge Properties, REIT	589,400	13,969
Urstadt Biddle Properties, Class A, REIT	769,600	17,747
Urstadt Biddle Properties, REIT	16,356	308
Washington Real Estate Investment Trust, REIT	1,371,400	37,892
		871,886
Real Estate Management & Development 0.5%		
Forestar Group (1)	1,066,700	16,822
FRP Holdings (1)(2)	797,600	29,033
		45,855
Thrifts & Mortgage Finance 1.7%		
Beneficial Bancorp (1)	2,600,000	29,354
Clifton Bancorp	1,280,591	18,069
Meridian Bancorp (1)	1,075,800	14,168
PennyMac Financial Services (1)	437,700	7,428
Radian	2,719,700	45,664
United Financial Bancorp	1,811,575	22,518
WSFS Financial	208,347	15,757
		152,958
Total Financials		2,563,780

HEALTH CARE 6.4%		
Biotechnology 0.3%		
Infinity Pharmaceuticals (1)	544,800	7,616
Momenta Pharmaceuticals (1)	1,399,100	21,267
Rigel Pharmaceuticals (1)	199,400	712
		29,595
Health Care Equipment & Supplies 3.8%		
Analogic	445,400	40,487
Atrion (2)	173,322	59,884
Halyard Health (1)	1,510,605	74,322
Quidel (1)(2)	1,982,800	53,496
Thoratec (1)	797,306	33,399
Utah Medical Products (2)	247,900	14,839
West Pharmaceutical Services	985,400	59,331
		335,758
Health Care Providers & Services 2.3%		
Capital Senior Living (1)(2)	1,564,300	40,578
Ensign Group	352,303	16,509
Landauer (2)	524,700	18,438
National HealthCare	449,700	28,650
Select Medical Holdings	1,923,800	28,530
Triple-S Management, Class B (1)	882,900	17,552
Universal American (1)	340,600	3,638
WellCare Health Plans (1)	587,900	53,769
		207,664
Total Health Care		573,017
INDUSTRIALS & BUSINESS SERVICES 21.0%		
Aerospace & Defense 0.5%		
American Science Engineering	249,100	12,171
Breeze-Eastern (1)	206,028	2,120
Cubic	333,800	17,281

Engility Holdings	578,804	17,387
		48,959
Air Freight & Logistics 0.8%		
Hub Group, Class A (1)	999,400	39,266
UTi Worldwide (1)	2,298,600	28,273
		67,539
Airlines 0.8%		
Alaska Air Group	836,100	55,333
SkyWest	934,400	13,652
		68,985
Building Products 1.9%		
A.O. Smith	969,400	63,651
Armstrong Worldwide Industries (1)	499,700	28,718
Gibraltar Industries (1)	1,470,800	24,136
Insteel Industries	898,300	19,430
Universal Forest Products	659,600	36,594
		172,529
Commercial Services & Supplies 3.4%		
Brady, Class A	774,800	21,919
Courier	198,079	4,849
G & K Services, Class A	613,000	44,461
Knoll	295,000	6,912
Matthews International, Class A	557,400	28,712
McGrath RentCorp (2)	1,657,177	54,538
MSA Safety	876,300	43,710
SP Plus (1)	29,900	653
US Ecology	964,400	48,191
Waste Connections	936,000	45,059
		299,004
Construction & Engineering 0.7%		
Aegion (1)	1,649,000	29,764

Comfort Systems USA	1,599,000	33,643
		63,407
Electrical Equipment 0.3%		
Encore Wire	173,212	6,561
Franklin Electric	635,075	24,222
		30,783
Industrial Conglomerates 0.8%		
Raven Industries (2)	3,294,454	67,405
Smith Investment (1)(3)	43,100	28
		67,433
Machinery 4.6%		
Astec Industries	424,300	18,194
CIRCOR International	668,700	36,578
ESCO Technologies	940,500	36,661
Hillenbrand	674,400	20,819
John Bean Technologies	826,300	29,515
Luxfer Holdings, ADR	1,049,300	14,029
Lydall (1)	624,600	19,812
Middleby (1)	549,700	56,427
Nordson	690,500	54,094
RBC Bearings	534,700	40,926
Sun Hydraulics	999,400	41,335
Valmont Industries	96,600	11,870
Woodward	499,700	25,490
		405,750
Marine 1.5%		
GasLog	495,300	9,619
Gaslog Partners, Partnership	183,700	4,519
International Shipholding (2)	413,107	5,003
Kirby (1)	760,200	57,053
Matson	160,600	6,771
Overseas Shipholding, Class A (1)	8,219,200	25,068

Teekay Tankers, Class A	4,443,800	25,507
		133,540
Professional Services 1.0%		
FTI Consulting (1)	1,016,900	38,093
Kforce	669,200	14,930
Navigant Consulting (1)	1,361,400	17,644
On Assignment (1)	453,700	17,408
		88,075
Road & Rail 3.5%		
Genesee & Wyoming, Class A (1)	1,579,800	152,356
Landstar System	1,806,400	119,764
Patriot Transportation Holding (1)(2)	265,833	6,638
Universal Truckload Services	869,500	21,894
YRC Worldwide (1)	603,900	10,846
		311,498
Trading Companies & Distributors 1.2%		
Applied Industrial Technologies	566,900	25,703
Beacon Roofing Supply (1)	1,555,300	48,681
Kaman	781,098	33,142
		107,526
Total Industrials & Business Services		1,865,028
INFORMATION TECHNOLOGY 9.8%		
Communications Equipment 0.8%		
Harmonic (1)	2,944,990	21,823
Ixia (1)	2,592,100	31,442
Shoretel (1)	1,923,800	13,120
Sonus Networks (1)	999,400	7,875
		74,260
Electronic Equipment, Instruments & Components 4.2%		
Badger Meter	683,700	40,981

Belden	1,251,700	117,109
Electro Rent (2)	2,066,300	23,432
Electro Scientific Industries (2)	1,829,000	11,303
Fabrinet (1)	984,400	18,694
Littelfuse	629,600	62,576
Methode Electronics	714,500	33,610
Newport (1)	749,500	14,286
Synnex	672,200	51,927
		373,918
Internet Software & Services 0.6%		
Angie's List (1)	1,975,500	11,596
Dealertrack Technologies (1)	449,800	17,326
Rightside (1)(2)	1,002,800	10,179
SVMK (f/k/a SurveyMonkey) Acquisition Date: 11/25/14, Cost $9,188 (1)(3)(4)	558,530	9,188
XO Group (1)	607,200	10,729
		59,018
IT Services 0.3%		
Blackhawk Network Holdings (1)	539,400	19,294
Startek (1)	759,500	5,658
		24,952
Semiconductor & Semiconductor Equipment 3.0%		
Advanced Energy Industries (1)	1,489,100	38,210
Brooks Automation	2,129,100	24,762
Cabot Microelectronics (1)	699,600	34,959
Cohu	1,060,287	11,600
Cyberoptics (1)	240,230	2,419
Diodes (1)	215,200	6,146
Entegris (1)	1,773,900	24,285
Intersil Holding, Class A	974,400	13,953
Kopin (1)	2,178,600	7,669
MaxLinear, Class A (1)	1,072,550	8,720
Microsemi (1)	650,000	23,010

Synaptics (1)	299,800	24,375
Teradyne	1,249,200	23,547
Veeco (1)	674,600	20,609
		264,264
Software 0.8%		
Callidus Software (1)	1,607,300	20,381
Progress Software (1)	1,211,207	32,908
Tangoe (1)	1,396,900	19,277
		72,566
Technology Hardware, Storage & Peripherals 0.1%		
Intevac (1)	1,099,300	6,750
		6,750
Total Information Technology		875,728
MATERIALS 6.5%		
Chemicals 2.7%		
American Vanguard (2)	1,835,800	19,496
Hawkins (2)	649,600	24,679
Innospec (2)	2,141,950	99,365
KMG Chemicals (2)	849,500	22,707
Minerals Technologies	972,500	71,090
		237,337
Containers & Packaging 0.5%		
AptarGroup	164,900	10,474
Myers Industries (2)	1,898,800	33,286
		43,760
Metals & Mining 1.4%		
AM Castle (1)(2)	1,499,100	5,472
Carpenter Technology	699,300	27,189
Franco-Nevada (CAD)	399,700	19,370
Petra Diamonds (GBP) (1)	6,947,896	18,777

Platinum Group Metals (CAD) (1)	15,594,400	8,496
Royal Gold	282,300	17,816
Ryerson Holding (1)	917,500	5,844
Stillwater Mining (1)	1,089,300	14,074
Synalloy	327,600	4,770
		121,808
Paper & Forest Products 1.9%		
Clearwater Paper (1)	866,000	56,550
Deltic Timber (2)	624,655	41,383
Interfor (CAD) (1)	1,708,700	25,835
Schweitzer-Mauduit International	484,700	22,354
Wausau Paper (2)	2,708,334	25,811
		171,933
Total Materials		574,838
TELECOMMUNICATION SERVICES 0.0%		
Diversified Telecommunication Services 0.0%		
Premiere Global Services (1)	386,684	3,697
Total Telecommunication Services		3,697
UTILITIES 4.9%		
Electric Utilities 1.9%		
Cleco	654,500	35,683
El Paso Electric	1,635,000	63,177
PNM Resources	1,761,700	51,442
Portland General Electric	364,900	13,534
		163,836
Gas Utilities 1.5%		
Chesapeake Utilities	474,500	24,014
ONE Gas	424,800	18,364
Piedmont Natural Gas	485,600	17,924
Southwest Gas	999,400	58,135

Washington Gas Light	316,200	17,834
		136,271
Multi-Utilities 1.3%		
Black Hills	784,500	39,570
NorthWestern	1,166,300	62,735
Vectren	362,800	16,014
		118,319
Water Utilities 0.2%		
AquaVenture Holdings Acquisition Date: 12/22/11, Cost $102 (1)(2)(3)(4)	49,616	246
AquaVenture Holdings, Class B Acquisition Date: 6/6/14, Cost $4,720 (1)(2)(3)(4)	954,022	4,720
Quench USA Acquisition Date: 12/20/13, Cost $9,513 (1)(2)(3)(4)	9,513,442	9,513
Western Water (1)(3)	2,259	–
Western Water, Warrants, 9/1/15 Acquisition Date: 10/16/09 – 8/24/11, Cost $0 (1)(3)(4)	12,766	–
		14,479
Total Utilities		432,905
Total Common Stocks (Cost $4,710,825)		8,496,685
CONVERTIBLE PREFERRED STOCKS 0.6%		
CONSUMER DISCRETIONARY 0.1%		
Specialty Retail 0.1%		
Chewy.com, Series C Acquisition Date: 8/7/14, Cost $9,391 (1)(3)(4)(5)	2,621,598	9,391
Total Consumer Discretionary		9,391
CONSUMER STAPLES 0.1%		
Food Products 0.1%		
Post Holdings (1)	91,800	8,733

Total Consumer Staples		8,733
ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
GeoMet, Series A (2)	304,290	791
Total Energy		791
FINANCIALS 0.1%		
Banks 0.1%		
Wintrust Financial, Series C	9,900	12,632
Total Financials		12,632
HEALTH CARE 0.2%		
Health Care Providers & Services 0.2%		
National Healthcare, Series A	799,740	12,652
Total Health Care		12,652
UTILITIES 0.1%		
Water Utilities 0.1%		
AquaVenture Holdings Acquisition Date: 7/16/10, Cost $2,879 (1)(2)(3)(4)	1,250,000	6,185
Aqua Venture Holdings, Series A-1 Acquisition Date: 10/25/10 Cost $594 (1)(2)(3)(4)	248,079	1,227
AquaVenture Holdings, Series A-2 Acquisition Date: 10/25/10, Cost $446 (1)(2)(3)(4)	186,060	920
AquaVenture Holdings, Series A-3 Acquisition Date: 10/25/10, Cost $149 (1)(2)(3)(4)	62,020	307
Total Utilities		8,639
Total Convertible Preferred Stocks (Cost $44,449)		52,838
CONVERTIBLE BONDS 0.1%		
Hercules Offshore, VR, 3.375%, 6/1/38	4,252,000	1,180

Palm Harbor Homes, 3.25%, 5/15/24 (3)(7)	7,776,000	183
Safeguard Scientifics, 5.25%, 5/15/18 (2)	9,410,000	11,371
Total Convertible Bonds (Cost $19,359)		12,734
CORPORATE BONDS 0.1%		
Global Geophysical Services, EC, 10.50%, 5/1/17 (3)	3,822,000	–
Global Geophysical Services, EC, 10.50%, 5/1/17 (3)	2,289,000	–
Western Alliance Bancorp, 10.00%, 9/1/15	5,380,000	5,488
Total Corporate Bonds (Cost $5,372)		5,488
BANK LOANS 0.0% (6)		
Western Water, VR, 10.00%, 9/1/15 (3)	2,200,476	–
Total Bank Loans (Cost $1,990)		–
SHORT-TERM INVESTMENTS 2.2%		
Money Market Funds 2.2%		
T. Rowe Price Reserve Investment Fund, 0.04% (2)(8)	193,290,084	193,290
Total Short-Term Investments (Cost $193,290)		193,290
Total Investments in Securities		
98.5% of Net Assets (Cost $4,975,285)		**$ 8,761,035**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Affiliated Companies

(3) Level 3 in fair value hierarchy. See Note 2.

(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $41,697 and represents 0.5% of net assets.

(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2015. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 3/31/15	Value 12/31/14
Aaron's	$ —	$ 6,054	$ 92	$ 109,614	$ 129,678
AM Castle	628	11	—	5,472	10,600
American Vanguard	—	5	37	19,496	21,366
AquaVenture Holdings Common Stock	—	—	—	246	246
AquaVenture Holdings Conv. Preferred Stock	—	—	—	6,185	6,185
AquaVenture Holdings Class B	—	—	—	4,720	4,720
AquaVenture Holdings Series A-1	—	—	—	1,227	1,227
AquaVenture Holdings Series A-2	—	—	—	920	920
AquaVenture Holdings Series A-3	—	—	—	307	307
Atrion	1,822	2	130	59,884	57,088
Capital Senior Living	—	1,420	—	40,578	42,970
Cavco Industries	—	6,020	—	39,369	52,216
Cobiz Financial	—	643	112	34,167	36,837
Coca-Cola Bottling	—	2,178	93	*	32,739
Cohu	—	7,882	83	*	17,458
Courier	—	3,744	171	*	13,469
CSS Industries	—	577	176	28,926	27,010
Culp	—	5	54	23,921	19,418
Cyberoptics	—	3,139	—	*	4,594
Deltic Timber	—	5,195	70	41,383	49,831
Dixie Group	—	6	—	11,532	11,702
Electro Rent	—	7	414	23,432	29,054
Electro Scientific Industries	2	28	—	11,303	14,214
Essex Rental	—	8,432	—	—	2,701
FRP Holdings	—	1,019	—	29,033	31,321
GeoMet, Series A	—	—	—	791	*
Haverty Furniture	—	3,628	74	*	23,630

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1988. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $0 for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $4,975,285,000. Net unrealized gain aggregated $3,785,748,000 at period-end, of which $3,961,124,000 related to appreciated investments and $175,376,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015